REVENUE - Summary Of Company's Revenue Disaggregated By Primary Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 5,490,777	$ 5,007,603	$ 4,887,013
Owned Sports Properties [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,815,880	1,332,335	1,108,207
Events, Experiences & Rights [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,173,399	2,192,289	1,846,305
Representation [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,544,441	1,512,150	1,959,757
Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue	(42,943)	(29,171)	(27,256)
Eliminations [Member] | Owned Sports Properties [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Eliminations [Member] | Events, Experiences & Rights [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Eliminations [Member] | Representation [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Media Rights [Member] | Reportable Subsegments [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,367,666	1,051,469	1,376,315
Media Rights [Member] | Reportable Subsegments [Member] | Owned Sports Properties [Member]
Disaggregation of Revenue [Line Items]
Revenue	981,694	674,043	642,879
Media Rights [Member] | Reportable Subsegments [Member] | Events, Experiences & Rights [Member]
Disaggregation of Revenue [Line Items]
Revenue	385,972	377,426	733,436
Media Rights [Member] | Reportable Subsegments [Member] | Representation [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Technology Platforms and Services [Member] | Reportable Subsegments [Member]
Disaggregation of Revenue [Line Items]
Revenue	56,880	82,026	96,027
Technology Platforms and Services [Member] | Reportable Subsegments [Member] | Owned Sports Properties [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Technology Platforms and Services [Member] | Reportable Subsegments [Member] | Events, Experiences & Rights [Member]
Disaggregation of Revenue [Line Items]
Revenue	56,880	82,026	96,027
Technology Platforms and Services [Member] | Reportable Subsegments [Member] | Representation [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Media Production, Distribution And Content [Member] | Reportable Subsegments [Member]
Disaggregation of Revenue [Line Items]
Revenue	620,479	536,330	1,286,152
Media Production, Distribution And Content [Member] | Reportable Subsegments [Member] | Owned Sports Properties [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,816	6,113	5,700
Media Production, Distribution And Content [Member] | Reportable Subsegments [Member] | Events, Experiences & Rights [Member]
Disaggregation of Revenue [Line Items]
Revenue	297,456	241,740	256,654
Media Production, Distribution And Content [Member] | Reportable Subsegments [Member] | Representation [Member]
Disaggregation of Revenue [Line Items]
Revenue	318,207	288,477	1,023,798
Events And Performance [Member] | Reportable Subsegments [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,177,440	2,089,643	1,194,316
Events And Performance [Member] | Reportable Subsegments [Member] | Owned Sports Properties [Member]
Disaggregation of Revenue [Line Items]
Revenue	744,349	598,546	434,128
Events And Performance [Member] | Reportable Subsegments [Member] | Events, Experiences & Rights [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,433,091	1,491,097	760,188
Events And Performance [Member] | Reportable Subsegments [Member] | Representation [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Talent Representation And Licensing [Member] | Reportable Subsegments [Member]
Disaggregation of Revenue [Line Items]
Revenue	970,049	954,064	724,179
Talent Representation And Licensing [Member] | Reportable Subsegments [Member] | Owned Sports Properties [Member]
Disaggregation of Revenue [Line Items]
Revenue	85,021	53,633	25,500
Talent Representation And Licensing [Member] | Reportable Subsegments [Member] | Events, Experiences & Rights [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Talent Representation And Licensing [Member] | Reportable Subsegments [Member] | Representation [Member]
Disaggregation of Revenue [Line Items]
Revenue	885,028	900,431	698,679
Marketing [Member] | Reportable Subsegments [Member]
Disaggregation of Revenue [Line Items]
Revenue	341,206	323,242	237,280
Marketing [Member] | Reportable Subsegments [Member] | Owned Sports Properties [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Marketing [Member] | Reportable Subsegments [Member] | Events, Experiences & Rights [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Marketing [Member] | Reportable Subsegments [Member] | Representation [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 341,206	$ 323,242	$ 237,280